Schedule of Investments (unaudited) March 31, 2024	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 1.9%
TELUS Corp.	879,228	$14,065,830

Denmark — 3.1%
Novo Nordisk A/S, Class B	177,738	22,799,050

France — 6.6%
Air Liquide SA	81,863	17,031,477
L’Oreal SA	30,573	14,478,505
LVMH Moet Hennessy Louis Vuitton SE	19,686	17,713,385

		49,223,367

Hong Kong — 0.5%
Prudential PLC	399,770	3,749,271

India — 0.0%
AceVector Limited, Series I, (Acquired 08/31/18, Cost: $2,637,143) (a)(b)(c)	566,400	280,475

Indonesia — 1.1%
Bank Rakyat Indonesia Persero Tbk PT	22,422,100	8,573,648

Mexico — 2.0%
Wal-Mart de Mexico SAB de CV	3,624,607	14,592,248

Netherlands — 4.2%
Koninklijke KPN NV	4,200,135	15,710,201
Shell PLC	477,667	16,002,830

		31,713,031

Singapore — 1.0%
DBS Group Holdings Ltd.	289,568	7,727,938

Switzerland — 2.1%
Zurich Insurance Group AG, Class N	28,756	15,534,405

Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	906,000	22,053,025

United Kingdom — 10.4%
AstraZeneca PLC	152,719	20,516,847
BAE Systems PLC	698,996	11,914,678
Diageo PLC	401,868	14,870,005
RELX PLC	452,844	19,615,723
Taylor Wimpey PLC, Series L	6,272,545	10,844,407

		77,761,660

United States — 64.9%
AbbVie, Inc. (d)	124,640	22,696,944
Accenture PLC, Class A	44,575	15,450,141
Allegion PLC	112,964	15,217,380
American Express Co.	38,687	8,808,643
Apple, Inc. (d)(e)	110,569	18,960,372
Applied Materials, Inc.	69,647	14,363,301
Assurant, Inc. (e)	41,501	7,812,148
Baker Hughes Co., Class A (d)(e)	442,901	14,837,184
Charles Schwab Corp.	169,596	12,268,575
Citizens Financial Group, Inc. (d)	429,755	15,595,809
Hubbell, Inc. (d)	34,804	14,445,400

Security	Shares	Value

United States (continued)
Intercontinental Exchange, Inc. (e)	106,248	$14,601,663
M&T Bank Corp.	80,031	11,639,709
Mastercard, Inc., Class A	15,561	7,493,711
Meta Platforms, Inc., Class A	31,247	15,172,918
Microsoft Corp. (e)	90,013	37,870,269
Mondelez International, Inc., Class A (e)	261,326	18,292,820
Moody’s Corp. (d)	29,471	11,582,987
Nestle SA, Class N, Registered Shares	176,332	18,735,268
Oracle Corp. (d)	117,871	14,805,776
Otis Worldwide Corp.	159,675	15,850,937
Paychex, Inc. (d)	148,004	18,174,891
Philip Morris International, Inc. (d)(e)	130,006	11,911,150
Republic Services, Inc. (d)	87,104	16,675,190
Sanofi SA	156,434	15,218,591
Texas Instruments, Inc.	107,503	18,728,098
Union Pacific Corp. (d)	80,294	19,746,703
United Parcel Service, Inc., Class B (e)	96,388	14,326,148
UnitedHealth Group, Inc. (e)	42,211	20,881,782
Williams Cos., Inc. (e)	409,290	15,950,031
Zoetis, Inc., Class A	37,113	6,279,891

		484,394,430

Total Long-Term Investments — 100.8% (Cost: $598,380,705)		752,468,378

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(f)(g)	3,940,103	3,940,103

Total Short-Term Securities — 0.5% (Cost: $3,940,103)		3,940,103

Total Investments Before Options Written — 101.3% (Cost: $602,320,808)		756,408,481

Options Written — (1.4)% (Premiums Received: $(7,449,791))		(10,170,867)

Total Investments, Net of Options Written — 99.9% (Cost: $594,871,017)		746,237,614
Other Assets Less Liabilities — 0.1%		673,034

Net Assets — 100.0%		$746,910,648

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $280,475, representing less than 0.05% of its net assets as of period end, and an original cost of $2,637,143.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,668,223	$1,271,880	(a)	$—	$—	$—	$3,940,103	3,940,103	$84,233	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AbbVie, Inc.	166	04/05/24	USD	185.00	USD	3,023	$(7,304)
Mastercard, Inc., Class A	70	04/05/24	USD	480.00	USD	3,371	(33,950)
Mondelez International, Inc., Class A	266	04/05/24	USD	74.00	USD	1,862	(35,910)
United Parcel Service, Inc., Class B	170	04/05/24	USD	155.00	USD	2,527	(2,975)
Otis Worldwide Corp.	311	04/08/24	USD	87.00	USD	3,087	(390,191)
Accenture PLC, Class A	103	04/12/24	USD	385.00	USD	3,570	(7,725)
Microsoft Corp.	110	04/12/24	USD	415.00	USD	4,628	(107,250)
Microsoft Corp.	232	04/12/24	USD	420.00	USD	9,761	(153,700)
Texas Instruments, Inc.	113	04/12/24	USD	175.00	USD	1,969	(31,696)
Williams Cos., Inc.	280	04/12/24	USD	37.00	USD	1,091	(64,400)
Allegion PLC	272	04/19/24	USD	140.00	USD	3,664	(23,800)
Allegion PLC	73	04/19/24	USD	135.00	USD	983	(19,345)
American Express Co.	87	04/19/24	USD	210.00	USD	1,981	(164,212)
Apple, Inc.	205	04/19/24	USD	190.00	USD	3,515	(2,153)
Applied Materials, Inc.	116	04/19/24	USD	220.00	USD	2,392	(25,288)
Assurant, Inc.	120	04/19/24	USD	173.00	USD	2,259	(194,862)
Assurant, Inc.	66	04/19/24	USD	180.00	USD	1,242	(64,350)
Baker Hughes Co., Class A	224	04/19/24	USD	32.00	USD	750	(40,320)
Charles Schwab Corp.	382	04/19/24	USD	65.00	USD	2,763	(282,680)
Citizens Financial Group, Inc.	1,087	04/19/24	USD	35.00	USD	3,945	(211,965)
Intercontinental Exchange, Inc.	622	04/19/24	USD	136.92	USD	8,548	(135,156)
M&T Bank Corp.	164	04/19/24	USD	140.00	USD	2,385	(132,020)
Meta Platforms, Inc., Class A	58	04/19/24	USD	505.00	USD	2,816	(34,510)
Moody’s Corp.	132	04/19/24	USD	400.00	USD	5,188	(59,400)
Oracle Corp.	284	04/19/24	USD	130.00	USD	3,567	(20,732)
Otis Worldwide Corp.	373	04/19/24	USD	91.25	USD	3,703	(318,636)
Paychex, Inc.	333	04/19/24	USD	125.00	USD	4,089	(90,742)
TELUS Corp.	602	04/19/24	CAD	26.00	CAD	1,305	(1,333)
TELUS Corp.	1,666	04/19/24	CAD	24.00	CAD	3,610	(6,150)
Texas Instruments, Inc.	185	04/19/24	USD	180.00	USD	3,223	(30,988)
Union Pacific Corp.	130	04/19/24	USD	250.00	USD	3,197	(31,200)
UnitedHealth Group, Inc.	47	04/19/24	USD	510.00	USD	2,325	(28,200)
Williams Cos., Inc.	456	04/19/24	USD	36.00	USD	1,777	(135,660)
Zoetis, Inc.	83	04/19/24	USD	200.00	USD	1,404	(1,453)
American Express Co.	38	04/26/24	USD	225.00	USD	865	(31,825)
Apple, Inc.	46	04/26/24	USD	180.00	USD	789	(5,037)
Charles Schwab Corp.	381	04/26/24	USD	69.00	USD	2,756	(200,025)
Meta Platforms, Inc., Class A	23	04/26/24	USD	545.00	USD	1,117	(18,458)
Meta Platforms, Inc., Class A	59	04/26/24	USD	520.00	USD	2,865	(82,010)
Microsoft Corp.	100	04/26/24	USD	425.00	USD	4,207	(87,500)
Oracle Corp.	246	04/26/24	USD	131.00	USD	3,090	(22,017)
Philip Morris International, Inc.	292	04/26/24	USD	96.00	USD	2,675	(13,140)
Union Pacific Corp.	130	04/26/24	USD	250.00	USD	3,197	(55,900)
United Parcel Service, Inc., Class B	167	04/26/24	USD	160.00	USD	2,482	(19,957)
UnitedHealth Group, Inc.	88	04/26/24	USD	505.00	USD	4,353	(75,680)

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
AbbVie, Inc.	228	05/03/24	USD	185.00	USD	4,152	$(84,360)
Accenture PLC, Class A	97	05/03/24	USD	345.00	USD	3,362	(81,480)
Apple, Inc.	205	05/03/24	USD	175.00	USD	3,515	(82,000)
Applied Materials, Inc.	197	05/03/24	USD	215.00	USD	4,063	(109,335)
Microsoft Corp.	53	05/03/24	USD	430.00	USD	2,230	(55,650)
Mondelez International, Inc., Class A	909	05/03/24	USD	71.00	USD	6,363	(72,720)
Baker Hughes Co., Class A	376	05/06/24	USD	32.00	USD	1,260	(79,394)
Union Pacific Corp.	101	05/10/24	USD	250.00	USD	2,484	(61,610)
Baker Hughes Co., Class A	224	05/13/24	USD	32.00	USD	750	(50,467)
AbbVie, Inc.	166	05/17/24	USD	185.00	USD	3,023	(65,155)
Allegion PLC	273	05/17/24	USD	133.65	USD	3,678	(169,385)
American Express Co.	87	05/17/24	USD	230.00	USD	1,981	(68,295)
Apple, Inc.	152	05/17/24	USD	185.00	USD	2,606	(26,904)
M&T Bank Corp.	196	05/17/24	USD	145.00	USD	2,851	(137,200)
Otis Worldwide Corp.	36	05/17/24	USD	97.75	USD	357	(13,727)
Paychex, Inc.	333	05/17/24	USD	123.02	USD	4,089	(141,391)
Philip Morris International, Inc.	293	05/17/24	USD	95.00	USD	2,684	(33,695)
Republic Services, Inc.	37	05/17/24	USD	186.00	USD	708	(31,366)
TELUS Corp.	602	05/17/24	CAD	23.50	CAD	1,305	(2,889)
Texas Instruments, Inc.	185	05/17/24	USD	185.00	USD	3,223	(52,077)
UnitedHealth Group, Inc.	54	05/17/24	USD	490.00	USD	2,671	(109,485)
Williams Cos., Inc.	280	05/17/24	USD	37.00	USD	1,091	(69,300)
Zoetis, Inc.	84	05/17/24	USD	185.00	USD	1,421	(14,280)
Baker Hughes Co., Class A	502	06/21/24	USD	33.00	USD	1,682	(100,400)

							$(5,214,370)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nestle SA, Registered Shares, Class N	Morgan Stanley & Co. International PLC	59,200	04/02/24	CHF	101.91	CHF	5,673	$(20)
Prudential PLC	UBS AG	9,400	04/02/24	GBP	8.75	GBP	70	—
Taylor Wimpey PLC	Morgan Stanley & Co. International PLC	81,200	04/02/24	GBP	1.50	GBP	111	(1)
Zurich Insurance Group AG	Morgan Stanley & Co. International PLC	7,600	04/02/24	CHF	451.55	CHF	3,703	(293,610)
Air Liquide SA	UBS AG	16,850	04/03/24	EUR	172.93	EUR	3,249	(364,046)
AstraZeneca PLC	Bank of America N.A.	23,100	04/03/24	GBP	98.43	GBP	2,459	(246,070)
BAE Systems PLC	UBS AG	172,400	04/03/24	GBP	12.37	GBP	2,328	(247,692)
Baker Hughes Co., Class A	Morgan Stanley & Co. International PLC	22,400	04/03/24	USD	30.36	USD	750	(71,085)
DBS Group Holdings Ltd.	HSBC Bank PLC	110,800	04/03/24	SGD	33.05	SGD	3,993	(250,801)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	9,700	04/03/24	EUR	818.65	EUR	8,090	(229,331)
Novo Nordisk A/S, Class B	Goldman Sachs International	31,800	04/03/24	DKK	857.27	DKK	28,202	(128,448)
Taylor Wimpey PLC	Bank of America N.A.	501,322	04/03/24	GBP	1.48	GBP	687	(82)
BAE Systems PLC	UBS AG	172,400	04/09/24	GBP	12.24	GBP	2,328	(278,656)
RELX PLC	UBS AG	36,400	04/09/24	EUR	40.06	EUR	1,461	(21,922)
Shell PLC	Bank of America N.A.	105,100	04/09/24	EUR	30.89	EUR	3,264	(46,103)
Wal-Mart de Mexico SAB de CV	JPMorgan Chase Bank N.A.	415,600	04/09/24	MXN	76.28	MXN	27,815	(2)
L’Oreal SA	Goldman Sachs International	6,900	04/10/24	EUR	458.78	EUR	3,029	(17,288)
Prudential PLC	UBS AG	68,500	04/12/24	GBP	8.71	GBP	509	(41)
DBS Group Holdings Ltd.	HSBC Bank PLC	19,600	04/16/24	SGD	33.16	SGD	706	(35,541)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	415,700	04/16/24	MXN	69.41	MXN	27,822	(15,346)
Prudential PLC	UBS AG	76,050	04/17/24	GBP	8.48	GBP	565	(524)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	91,000	04/17/24	TWD	715.25	TWD	69,768	(163,578)
RELX PLC	Goldman Sachs International	43,000	04/23/24	EUR	39.89	EUR	1,726	(43,197)
Shell PLC	UBS AG	62,000	04/23/24	EUR	30.61	EUR	1,925	(51,121)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	30,400	04/24/24	GBP	104.21	GBP	3,236	(158,280)
Koninklijke KPN NV	Goldman Sachs International	394,550	04/24/24	EUR	3.48	EUR	1,368	(16,971)
Novo Nordisk A/S, Class B	Bank of America N.A.	7,500	04/24/24	DKK	880.65	DKK	6,651	(29,081)
RELX PLC	Goldman Sachs International	33,750	04/24/24	EUR	40.87	EUR	1,355	(15,131)
Sanofi SA	Morgan Stanley & Co. International PLC	29,000	04/24/24	EUR	89.75	EUR	2,615	(79,045)

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	82,000	04/24/24	TWD	751.90	TWD	62,868	$(82,683)
Taylor Wimpey PLC	Goldman Sachs International	754,100	04/24/24	GBP	1.42	GBP	1,033	(18,836)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	799,700	04/24/24	MXN	69.20	MXN	53,523	(47,545)
Air Liquide SA	Morgan Stanley & Co. International PLC	20,050	04/25/24	EUR	190.11	EUR	3,867	(110,254)
Diageo PLC	Goldman Sachs International	111,400	04/25/24	GBP	30.55	GBP	3,266	(28,593)
L’Oreal SA	Goldman Sachs International	6,800	04/25/24	EUR	458.78	EUR	2,985	(42,086)
Nestle SA, Registered Shares, Class N	Goldman Sachs International	12,200	04/25/24	CHF	100.02	CHF	1,169	(880)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	114,100	04/25/24	TWD	728.22	TWD	87,478	(173,934)
Citizens Financial Group, Inc.	Citibank N.A.	36,400	04/30/24	USD	34.60	USD	1,321	(90,420)
AstraZeneca PLC	UBS AG	30,400	05/02/24	GBP	104.76	GBP	3,236	(160,993)
Prudential PLC	UBS AG	83,200	05/02/24	GBP	8.15	GBP	618	(6,383)
RELX PLC	UBS AG	44,900	05/02/24	EUR	41.24	EUR	1,803	(12,626)
Citizens Financial Group, Inc.	Morgan Stanley & Co. International PLC	48,200	05/06/24	USD	32.11	USD	1,749	(201,389)
Diageo PLC	Goldman Sachs International	69,400	05/07/24	GBP	31.24	GBP	2,035	(13,770)
Novo Nordisk A/S, Class B	JPMorgan Chase Bank N.A.	11,400	05/07/24	DKK	867.46	DKK	10,110	(71,261)
Sanofi SA	Goldman Sachs International	25,800	05/07/24	EUR	92.50	EUR	2,326	(53,159)
Hubbell, Inc.	BNP Paribas SA	7,800	05/08/24	USD	393.84	USD	3,237	(235,581)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	120,600	05/08/24	TWD	788.32	TWD	92,462	(71,879)
Koninklijke KPN NV	Goldman Sachs International	463,500	05/10/24	EUR	3.53	EUR	1,607	(19,127)
Taylor Wimpey PLC	Bank of America N.A.	397,000	05/10/24	GBP	1.42	GBP	544	(15,468)
Republic Services, Inc.	UBS AG	27,000	05/13/24	USD	188.00	USD	5,169	(180,305)
Koninklijke KPN NV	Goldman Sachs International	463,500	05/14/24	EUR	3.36	EUR	1,607	(43,514)
Taylor Wimpey PLC	Goldman Sachs International	1,089,000	05/14/24	GBP	1.40	GBP	1,492	(60,615)
Novo Nordisk A/S, Class B	Goldman Sachs International	11,500	05/16/24	DKK	932.71	DKK	10,199	(33,858)
RELX PLC	Goldman Sachs International	45,700	05/16/24	EUR	40.53	EUR	1,835	(33,531)
Hubbell, Inc.	BNP Paribas SA	7,800	05/20/24	USD	393.84	USD	3,237	(252,485)
Koninklijke KPN NV	Goldman Sachs International	568,500	05/29/24	EUR	3.45	EUR	1,971	(39,032)
Republic Services, Inc.	Bank of America N.A.	8,400	06/14/24	USD	191.60	USD	1,608	(53,277)

								$(4,956,497)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$14,065,830	$—	$—	$14,065,830
Denmark	—	22,799,050	—	22,799,050
France	—	49,223,367	—	49,223,367
Hong Kong	—	3,749,271	—	3,749,271
India	—	—	280,475	280,475
Indonesia	—	8,573,648	—	8,573,648
Mexico	—	14,592,248	—	14,592,248
Netherlands	—	31,713,031	—	31,713,031
Singapore	—	7,727,938	—	7,727,938
Switzerland	—	15,534,405	—	15,534,405
Taiwan	22,053,025	—	—	22,053,025
United Kingdom	—	77,761,660	—	77,761,660
United States	450,440,571	33,953,859	—	484,394,430
Short-Term Securities
Money Market Funds	3,940,103	—	—	3,940,103

	$490,499,529	$265,628,477	$280,475	$756,408,481

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,689,795)	$(6,481,072)	$—	$(10,170,867)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

SGD	Singapore Dollar

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	5